Submission	Apr. 28, 2026
Submission [Line Items]
Central Index Key	0000906345
Registrant Name	CAMDEN PROPERTY TRUST
Registration File Number	333-295385
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES